SECURED BORROWINGS, Securitization Notes (Details) - B&B Air Funding [Member] - Secured Borrowings [Member] - Securitization Notes [Member] - USD ($) $ in Millions		12 Months Ended
	Mar. 14, 2019	Dec. 31, 2020
Secured Borrowings [Abstract]
Redemption date		Mar. 14, 2019
Maturity date		Nov. 14, 2033
Principal amount redeemed	$ 63.8
Loss on extinguishment of debt		$ (1.9)